Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Earnings per share [abstract]
Profit	$ 7,276	$ 1,921	$ 1,977
Basic, number of shares (in shares)	20,211	20,176	20,162
Effect of dilutive potential ordinary shares (in shares)	97	63	58
Diluted, number of shares (in shares)	20,308	20,239	20,220
Basic, amount per share (in dollars per share)	$ 0.36	$ 0.10	$ 0.10
Diluted, amount per share (in dollars per share)	$ 0.36	$ 0.09	$ 0.10